Accounts Payable and Accrued Expenses - Schedule of Accounts Payables and Accrued Expenses (Details) (Parenthetical) - USD ($)			1 Months Ended		3 Months Ended	6 Months Ended
	Feb. 18, 2020	Feb. 12, 2020	Jun. 01, 2020	Mar. 31, 2020	Jun. 30, 2018	Jun. 30, 2020
Stock issued during the period, value	$ 1,083,915				$ 180,000
Stock issued during the period	216,783	1,540,000
Stock Options [Member]
Stock issued during the period, value						$ 142,000
Stock issued during the period						200,000
Consultant [Member]
Stock issued during the period, value						$ 142,855
Stock issued during the period			5,000	75,000		28,571